Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Narrative (Details)								1 Months Ended				12 Months Ended
	Sep. 21, 2021 state	Feb. 22, 2021 EUR (€)	Dec. 11, 2018	Jan. 10, 2017	Dec. 14, 2016 MHz_band	Aug. 30, 2016	Apr. 27, 2016	Jul. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Jul. 31, 2013	Aug. 31, 2009	Dec. 31, 2022 EUR (€) megabyte_per_second	Oct. 07, 2021 municipality	Oct. 06, 2021 municipality	Dec. 31, 2020 market	Nov. 30, 2020 market
Disclosure of detailed information about service concession arrangements [abstract]
EECC, period to transpose			2 years
EECC, harmonization of licenses, period			20 years
European Commission infringement proceedings, number of member states | state	18
Relevant Market Recommendation, markets susceptible to ex ante regulation | market															2	4
EC maximum mobile termination rate									€ 0.2
EC maximum fixed termination rate									€ 0.07
European Council, Recovery And Resilience Mechanism, funds												€ 750,000,000,000
European Council, Recovery And Resilience Mechanism, percentage of funds devoted to digitalization												20.00%
Regulations on digital services, potential fine on total worldwide turnover, first offense												10.00%
Regulations on digital services, potential fine on total worldwide turnover, repeat offense												20.00%
Percentage of fines issued by the general data protection regulation							4.00%
Percentage of fines issued				4.00%
Frequency of band (MHz) | MHz_band					700
New broadband ethernet service, monthly rate												€ 16.68
Broadband market analysis, new generation networks, number of municipalities | municipality													696	66
Broadband market analysis, new generation networks, percentage of municipalities where Spanish population lives													70.50%
Spectrum license acquisition, amount paid		€ 21,000,000						€ 310,000,000
Percentage of fixed annual provision of invoiced operating income											0.90%
Percentage of gross revenue for open concessionaire companies											3.00%
Percentage of gross revenue for open concessionaire companies to provide pay TV services											1.50%
Speed of network infrastructure access for data transmission in copper pairs or coaxial cables (Mbit per second) | megabyte_per_second												12
Speed of wholesale fixed network infrastructure to transport local and long distance transmission (Mbit per second) | megabyte_per_second												34
Percentage of foreign direct investment allowed										100.00%
Percentage of increase in administrative fines						30.00%
Period of applicable tariffs for services provided												5 years